ROBERTSON STEPHENS MUTUAL FUNDS
The Global Low-Priced Stock Fund
Second-Quarter Report
June 30, 1997


GLOBAL LOW-PRICED

THE GLOBAL LOW-PRICED STOCK FUND SECOND-QUARTER REPORT


FUND PHILOSOPHY


The Robertson Stephens Global Low-Priced Stock Fund seeks to achieve long-term growth of capital by investing worldwide in low-priced stocks (prices no greater than $10 per share) of companies that have future growth potential but are overlooked or underappreciated by other investors.


CONTENTS

Fund Highlights  1
Report to Shareholders  2
Fund Performance - Class A Shares  6
Portfolio Summary  7
Fund Performance - Class C Shares  8
Schedule of Investments  9
Statement of Assets and Liabilities  13
Statement of Operations  14
Statement of Changes in Net Assets  15
Financial Highlights - Class A Shares  16
Financial Highlights - Class C Shares  17
Notes to Financial Statements  18
Administration  24

                                                   ROBERTSON, STEPHENS & COMPANY


FUND HIGHLIGHTS

WUXI LITTLE SWAN CO., LTD.
On the international front, our best-performing investment in the first half of the year was Wuxi Little Swan.


HAIN FOOD GROUP, INC.
One of our newest positions is Hain Food Group, a niche food company focused on the "better-for-you" market opportunity.


CD RADIO, INC.
We remain excited about the cash flow potential for CD Radio.


ACQUISITION
During the quarter, BankAmerica agreed to acquire Robertson Stephens. The deal is subject to regulatory and other approvals, and it is expected to be completed as early as September 30, 1997.

THE GLOBAL LOW-PRICED STOCK FUND SECOND-QUARTER REPORT


[PHOTO]

FUND MANAGER
HANNAH SULLIVAN
Portfolio Manager
The Robertson Stephens Global Low-Priced
Stock Fund


DEAR SHAREHOLDER:


The first half of 1997 was unspectacular for The Robertson Stephens Global Low-Priced Stock Fund. For the second quarter, the Fund's total return was 0.38% and for the first six months it was (1.85)%, compared to 14.65% and 14.55%, respectively, for the MSCI World Index. For the period from May 20, 1997 (Commencement of Operations) to June 30, 1997, the Fund's Class C shares had a return of (2.49)%.


MINING EXPOSURE
The single largest contributor to the Fund's performance in the first half of the year was our exposure to mining companies. The implosion of the once-favored Canadian company BRE-X MINERALS after it became clear that the company's reserves in Indonesia had been vastly overstated affected many gold stocks -- whether or not they were exposed to Indonesia. The Fund has never owned BRE-X stock, but all of our mining holdings suffered during the first half of the year as a result of this situation as well as the fact that commodity gold prices hit new lows on a weekly basis between April and July.

Although the combined effect of these events has had an unfortunate effect on the Fund over the last six months, we do not view this as a problem over the long term. We own what we call "growth golds" -- mining companies that appear to have excellent


"We want to continue to find GROWING businesses that are selling at the RIGHT price...."

                                                   ROBERTSON, STEPHENS & COMPANY


exploration potential and therefore have good growth prospects. We are not making a bet on the price of the commodity, but rather counting on the companies' ability to make low-cost discoveries such that the price of gold is irrelevant, within reason. In the short term, however, the marginal owner of these stocks has not been of the same mind as we have, so many of the stock prices are 60-70% off their highs hit earlier this year.


ORPHANS
Besides our mining exposure, prices of several of our "orphan" companies, both in the United States and overseas, declined in the first half of the year primarily because no one cares. The average institutional investor is not looking at most of the companies in which we have invested, and most of them do not currently have effective analyst coverage. A company that seems incredibly undervalued when we make our investment can get twice as undervalued before the fundamental business momentum kicks in such that the company hits the average fund manager's radar screen. The nature of our style of investing means that we might be early. We cannot worry about short-term market swings, and prefer to view them as opportunities to lower our average cost in a given investment. We want to continue to find growing businesses that are selling at the right price and that we can own over the long term.


CD RADIO, INC.
Counteracting some of the downward pressure from mining and other areas during the first half of the year were several great-performing investments. Last quarter we mentioned CD RADIO (4.48% of the Fund at quarter-end), which was one of two winning bidders for an FCC license that allows the company to broadcast a commercial-free, subscription-based satellite radio service into cars. Subscribers will pay approximately $10 per month and will be able to receive 50 channels of digital-quality music and talk-radio with an uninterrupted signal across the nation. CD RADIO will spend two years building and launching its satellites before service will begin. Assuming very modest penetration into the 200 million cars that are on the road in the United States, the company should have outstanding cash flow potential over the medium term.

THE GLOBAL LOW-PRICED STOCK FUND SECOND-QUARTER REPORT


INVESTMENTS


CATELLUS DEVELOPMENT CORPORATION
Ever since the Fund was started, CATELLUS DEVELOPMENT (3.57% at quarter-end) has been one of our larger positions. The company was spun off from Santa Fe Railroad with all of the railroad's non rail-related real estate, primarily in California. CATELLUS'S "new" (they have now been there for two years) management has done an excellent job rationalizing the balance sheet and restructuring operations. At the end of 1996, the first major brokerage firms began writing research reports on CATELLUS, introducing the company's story to more institutional investors. Since that time, the stock has doubled in price to the $20 per share range. Our average cost was somewhere around $8 per share. We have just finished selling our position because we believe the stock is now more than fairly valued.


WUXI LITTLE SWAN CO., LTD.
On the international front, our best-performing investment in the first half of the year was WUXI LITTLE SWAN (2.64%). WUXI is the largest manufacturer of automatic washing machines in China, controlling 40% market share. The company is probably the most


[PHOTO]

INVESTMENT MANAGEMENT
professionally managed company that we have visited in China. Although washing machine penetration is relatively high in China compared to some other white goods (major household appliances), most families do not own automatic washing machines yet, so the company is seeing strong demand not only from new buyers, but also from the replacement market.


HAIN FOOD GROUP, INC.
One of our newer positions is HAIN FOOD GROUP (2.99%). HAIN is a niche food company focused on the "better-for-you" market opportunity. The trend in the 33,000 grocery stores in the United States is to put in more and more specialty food sections such as natural, medically directed, and kosher sections. HAIN would like to control as much of this shelf space as possible. To do so, the company has continued to acquire niche food companies and/or product lines. For example, HAIN just completed a deal with Heinz in which it took over the right to market the Weight Watchers product line in exchange for some above-market warrants and an agreement to split the profits fifty-fifty. According to Hain's management, Weight Watchers used to be a $100 million product line but due to lack of focus by Heinz, revenues have been allowed to fall to $17 million. Management feels that there are countless similar opportunities for growth.


"ONE OF OUR NEWER POSITIONS IS HAIN FOOD GROUP. HAIN IS A NICHE FOOD COMPANY FOCUSED ON THE 'BETTER-FOR-YOU' MARKET OPPORTUNITY."


CONCLUSION
The Fund's recent performance has not been up to our standards due to what we view to be some short-term issues, but we remain really excited about the portfolio. Unfortunately, we cannot control the timing of the events that will launch some of our investments into the limelight. We appreciate your confidence in us and look forward to investing alongside you over the long term.


Sincerely,


/s/ M. Hannah Sullivan

M. HANNAH SULLIVAN
Portfolio Manager
August 11, 1997


TO HEAR MY ONGOING THOUGHTS ON THE FUND, CALL OUR PORTFOLIO MANAGER HOTLINE AT 1-800-766-3863.

THE GLOBAL LOW-PRICED STOCK FUND SECOND-QUARTER REPORT


FUND PERFORMANCE - CLASS A SHARES

Results of a hypothetical $10,000 investment in The Robertson Stephens Global Low-Priced Stock Fund, the MSCI World(1) and Emerging Markets Global(2), and Russell 2000(3) Indexes IF INVESTED ON NOVEMBER 15, 1995(4)

[GRAPH]

CUMULATIVE TOTAL RETURNS
                                                                                       MSCI EMERGING
                                           GLOBAL LOW-PRICED          MSCI WORLD      MARKETS GLOBAL        RUSSELL 2000
FOR THE PERIOD ENDED 6/30/97                      STOCK FUND            INDEX(1)            INDEX(2)            INDEX(3)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Since inception (11/15/95)(4)                         32.71%              34.20%              29.78%              34.93%
------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
                                                                                       MSCI EMERGING
                                           GLOBAL LOW-PRICED          MSCI WORLD      MARKETS GLOBAL        RUSSELL 2000
FOR THE PERIODS ENDED 6/30/97                     STOCK FUND            INDEX(1)            INDEX(2)            INDEX(3)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
One year                                               (2.92)%             20.45%              10.19%              16.33%
------------------------------------------------------------------------------------------------------------------------
Since inception (11/15/95)(4)                          19.03%              19.85%              17.41%              20.25%
------------------------------------------------------------------------------------------------------------------------

(1) The Morgan Stanley Capital International ("MSCI") World Index is an unmanaged, market capitalization-weighted index composed of companies representative of the market structure of 22 developed-market countries in North America, Europe, and the Asia-Pacific region.

(2) The Morgan Stanley Capital International ("MSCI") Emerging Markets Global Index is a market capitalization-weighted index composed of companies representative of the market structure of 23 emerging market countries in Europe, Latin America, and the Pacific Basin.

     The MSCI Indices reflect stock market trends by representing the evolution of an unmanaged portfolio containing a broad selection of domestically listed companies. Stock selection also takes into consideration the trading capabilities of foreigners in emerging market countries.

(3) The Russell 2000 Index is a market capitalization-weighted index composed of 2,000 U.S. companies with market capitalizations ranging from $40 million to $450 million. Investment results assume the reinvestment of dividends paid on the stocks constituting the index. You cannot invest in an index.

(4)  Date that the Fund's Class A shares were first offered to the public.


     Investors should realize that all performance data presented is based upon past performance during limited periods of time, and that past performance is no guarantee of future performance. Investors should also realize that both investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The correlation of performance between an unmanaged index and this Fund is not usually exact.

     International investing can involve greater currency fluctuations and less political and economic stability. Investing in smaller companies can involve more volatility, less liquidity, and less publicly available information. Options and futures may not be perfectly correlated to the underlying index or security.

                                                   ROBERTSON, STEPHENS & COMPANY


PORTFOLIO SUMMARY
AS OF JUNE 30, 1997


[CHART]


Cash/Cash Equivalents 4.4%
Environmental Services 0.8%
Textiles 1.2%
Other Base Metals 1.4%
Electronic Components 1.5%
Medical Services 1.5%
Warrants 1.6%
Construction/Infrastructure 3.2%
Real Estate 3.6%
Food Service 3.9%
Manufacturing 4.1%
Gold Mining 4.3%
Transportation Equip./Services 5.5%
Media 5.9%
Other 1.4%
Energy/Energy Services 16.6%
Consumer/Specialty Retail 14.4%
Closed-End Funds 10.4%
Business/Communication Services 7.5%
Forest Products/Paper 6.8%


TOP TEN HOLDINGS


1.
CATHAY INVESTMENT FUND, LTD. (7.34%)
A closed-end fund selling on the Hong Kong exchange. Invests in unlisted Chinese operating companies.

2.
CD RADIO, INC. (4.48%)
Developing a subscription-based satellite radio system to deliver digital-quality, commercial-free news and music to vehicles across the United States.

3.
METROMEDIA INTERNATIONAL GROUP, INC. (4.00%)
John Kluge's communications company focused on wireless opportunities in the former Soviet Union and China.

4.
SINO-FOREST CORPORATION (3.99%)
A Hong Kong-based timberlands company with interests in southern China covering 600,000 hectares of hardwood plantations.

5.
PT STEADY SAFE TRANSPORTATION SERVICES, FOREIGN (3.69%)
Operates a fleet of metered taxis, public buses, and ferries in Indonesia.

6.
CATELLUS DEVELOPMENT CORPORATION (3.57%)
A major diversified real estate company. Owns, develops, and manages industrial, residential, and commercial properties, primarily in California.

7.
PAUL HARRIS STORES, INC. (3.30%)
Specialty retailer of private-label women's casual wear with more than 230 stores in 27 states.

8.
COMPUTALOG, LTD. (3.06%)
Offers oil and gas services to companies in Canada, the United States, and Venezuela.

9.
HAIN FOOD GROUP, INC. (2.99%)
Markets specialty food products, including natural, medically directed, and kosher foods.

10.
MOBILE MINI, INC. (2.66%)
Manufactures, sells, and leases portable steel storage containers, and telecommunications shelters in the United States.

THE GLOBAL LOW-PRICED STOCK FUND SECOND-QUARTER REPORT


FUND PERFORMANCE - CLASS C SHARES


Results of a hypothetical $10,000 investment in The Robertson Stephens Global Low-Priced Stock Fund, the MSCI World(1) and Emerging Markets Global(2), and Russell 2000(3) Indexes IF INVESTED ON MAY 20, 1997(4)


[GRAPH]



CUMULATIVE TOTAL RETURNS

                                                                                                 MSCI EMERGING
                                      GLOBAL LOW-PRICED   GLOBAL LOW-PRICED     MSCI WORLD      MARKETS GLOBAL   RUSSELL 2000
FOR THE PERIOD ENDED 6/30/97                 STOCK FUND       STOCK FUND(5)       INDEX(1)            INDEX(2)       INDEX(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Since inception (5/20/97)(4)                     (1.49)%             (2.49)%          4.09%               7.86%          7.90%
-----------------------------------------------------------------------------------------------------------------------------


(1) The Morgan Stanley Capital International ("MSCI") World Index is an unmanaged, market capitalization-weighted index composed of companies representative of the market structure of 22 developed-market countries in North America, Europe, and the Asia-Pacific region.

(2) The Morgan Stanley Capital International ("MSCI") Emerging Markets Global Index is a market capitalization-weighted index composed of companies representative of the market structure of 23 emerging market countries in Europe, Latin America, and the Pacific Basin.

     The MSCI Indices reflect stock market trends by representing the evolution of an unmanaged portfolio containing a broad selection of domestically listed companies. Stock selection also takes into consideration the trading capabilities of foreigners in emerging market countries.

(3) The Russell 2000 Index is a market capitalization-weighted index composed of 2,000 U.S. companies with market capitalizations ranging from $40 million to $450 million. Investment results assume the reinvestment of dividends paid on the stocks constituting the index. You cannot invest in an index.

(4)  Date that the Fund's Class C shares were first sold to the public.

(5) Reflects the contingent deferred sales charge imposed on redemptions within the first year of purchasing shares.


     Investors should realize that all performance data presented is based upon past performance during limited periods of time, and that past performance is no guarantee of future performance. Investors should also realize that both investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The correlation of performance between an unmanaged index and this Fund is not usually exact.


     International investing can involve greater currency fluctuations and less political and economic stability. Investing in smaller companies can involve more volatility, less liquidity, and less publicly available information. Options and futures may not be perfectly correlated to the underlying index or security.

                                                   ROBERTSON, STEPHENS & COMPANY


SCHEDULE OF INVESTMENTS



JUNE 30, 1997 (UNAUDITED)                                          FOREIGN CURRENCY(2)             SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.3%
Enterprise Solutions Asia Pacific, Ltd.                                           AUD              40,000        $     13,782
U-Ship, Inc.                                                                                      125,000             187,500
U-Ship, Inc., Restricted(3,7)                                                                      86,957             117,392
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      318,674
-----------------------------------------------------------------------------------------------------------------------------
CLOSED-END FUNDS - 10.4%
Cathay Investment Fund, Ltd.(1)                                                   HKD           1,313,000           1,864,263
Greenchip Development Capital, Ltd.(1)                                            AUD              34,780               9,378
Greenchip Emerging Growth, Ltd.(1)                                                AUD              54,002              29,527
Greenchip Investments Ltd.(1)                                                     AUD              33,215               9,951
Romanian Growth Fund, Ltd.                                                                         30,686             306,860
Romanian Investment Fund, Ltd.                                                                        400             422,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,641,979
-----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS SERVICES - 6.2%
CD Radio, Inc.                                                                                     70,000           1,137,500
Techniche, Ltd.                                                                   AUD             226,700             339,597
Telecard, Ltd.                                                                    PKR              95,500              94,509
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,571,606
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 0.7%
InfoNow Corporation, 144A(5)                                                                      213,886             173,782
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      173,782
-----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION/INFRASTRUCTURE - 3.2%
L&M Group Investments, Ltd.(1)                                                    SGD             150,000             139,530
Overseas & General, Ltd.                                                          AUD             678,751              91,509
PT Van Der Horst, Ltd., Foreign(1,6)                                              IDR             340,715             175,157
Van Der Horst, Ltd.(1)                                                            SGD             100,000             183,942
Vietnam Industrial Investments, Ltd.                                              AUD           1,521,301             213,648
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      803,786
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS - 2.6%
Wuxi Little Swan Co., Ltd., Class B(1)                                            HKD             400,000             671,202
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      671,202
-----------------------------------------------------------------------------------------------------------------------------
DIAMOND MINING - 0.7%
DiamondWorks, Ltd.                                                                CAD             130,000             169,608
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      169,608
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - 1.5%
AER Energy Resources, Inc.                                                                        150,000             393,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      393,750
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE GLOBAL LOW-PRICED STOCK FUND SECOND-QUARTER REPORT


JUNE 30, 1997 (UNAUDITED)                                          FOREIGN CURRENCY(2)             SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 12.7%
Black Sea Energy, Ltd.                                                            CAD              51,166        $    144,638
Black Sea Energy, Ltd., Restricted(3,7)                                           CAD             178,618             378,823
Calahoo Petroleum, Ltd.                                                           CAD             396,500             273,022
Calahoo Petroleum, Ltd., 144A(5)                                                  CAD             390,000             268,546
Canadian Conquest Exploration, Inc.                                               CAD             295,100             290,897
Clayton Williams Energy, Inc.                                                                      26,500             301,437
Eurogas Corporation                                                               CAD              39,200              53,417
Eurogas Corporation, 144A(5)                                                      CAD             154,775             210,906
Highridge Exploration, Ltd.                                                       CAD             133,000             371,145
Olympia Energy, Inc., Class A                                                     CAD             537,000             214,076
Paragon Petroleum Corporation                                                     CAD              90,000             260,936
Place Resources Corporation                                                       CAD             294,200             447,809
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,215,652
-----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 3.9%
Computalog, Ltd.                                                                  CAD              55,000             777,371
DSI Industries, Inc.                                                                              297,500             204,531
Grant Geophysical, Inc.                                                                           205,000               7,175
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      989,077
-----------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 0.8%
Stake Technology, Ltd.                                                                            186,000             209,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      209,250
-----------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL/WHOLESALE - 4.4%
Hain Food Group, Inc.                                                                             157,700             758,931
Opta Food Ingredients, Inc.                                                                        50,000             350,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,108,931
-----------------------------------------------------------------------------------------------------------------------------
FOOD SERVICE - 3.9%
ABR Holdings Ltd.(1)                                                              SGD             250,000             201,078
New World Coffee, Inc.                                                                            297,500             362,578
New World Coffee, Inc., 144A(5)                                                                   182,000             221,812
New York Bagel Enterprises                                                                         20,000              85,000
Taco Cabana, Inc., Class A                                                                         34,000             136,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,006,468
-----------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS - 4.0%
Sino-Forest Corp. Class A, 144A5                                                  CAD             800,000           1,014,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,014,750
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                   ROBERTSON, STEPHENS & COMPANY


JUNE 30, 1997 (UNAUDITED)                                          FOREIGN CURRENCY(2)             SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
GOLD MINING - 4.3%
Bakyrchik Gold PLC                                                                GBP              50,000        $     69,459
Brazilian Resources, Inc.                                                         CAD              30,000               4,240
Emperor Mines, Ltd.                                                               AUD             151,000             209,233
Etruscan Enterprises, Ltd.                                                        CAD              30,600             130,859
First Dynasty Mines, Ltd., Restricted(3,7)                                        CAD             110,000              98,467
General Gold Resources NL(1)                                                      AUD             490,220              66,091
Ghana Gold Mines, Ltd.                                                            CAD              67,500             146,776
Guyanor Ressources, S.A., Class B                                                 CAD              49,900             141,058
Pan African Resources Corporation                                                 CAD           1,065,000             200,705
Solomon Resources, Ltd.                                                           CAD              75,000              35,335
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,102,223
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.1%
Hallmark Technologies, Inc.                                                       CAD              50,700             361,972
Mobile Mini, Inc.                                                                                 150,000             675,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,036,972
-----------------------------------------------------------------------------------------------------------------------------
MEDIA - 5.9%
Metromedia International Group, Inc.                                                               80,000           1,015,000
Valuevision International, Inc.                                                                   120,000             472,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,487,500
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES - 1.5%
In Home Health, Inc.                                                                              250,000             375,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      375,000
-----------------------------------------------------------------------------------------------------------------------------
OTHER BASE METALS - 1.4%
Farallon Resources, Ltd.                                                          CAD              50,000             320,733
NDU Resources, Ltd., 144A(5)                                                      CAD              75,000              43,489
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      364,222
-----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 3.6%
Catellus Development Corporation                                                                   50,000             906,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      906,250
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY PAPER - 2.8%
Climax International Company(1)                                                   HKD           4,000,000             516,308
Geographics, Inc.                                                                                 197,500             197,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      713,808
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 7.4%
Dress Barn, Inc.                                                                                   20,000             390,000
One Price Clothing Stores, Inc.                                                                    56,300             218,162
Paul Harris Stores, Inc.                                                                           50,000             837,500
Urban Outfitters, Inc.                                                                             32,000             448,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,893,662
-----------------------------------------------------------------------------------------------------------------------------
TEXTILES - 1.2%
PT Apac Centertex Corporation, Foreign(1,6)                                       IDR             962,000             316,513
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      316,513
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE GLOBAL LOW-PRICED STOCK FUND SECOND-QUARTER REPORT


JUNE 30, 1997 (UNAUDITED)                                           FOREIGN CURRENCY(2)            SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION EQUIPMENT/SERVICES - 5.5%
China Yuchai International, Ltd.(1)                                                               150,000        $    468,750
PT Steady Safe Transportation Services, Foreign(1,6)                              IDR             800,000             937,660
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,406,410
-----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK - 94.0% (Cost $24,560,022)                                                                      23,891,075
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
WARRANTS
-----------------------------------------------------------------------------------------------------------------------------
Brazilian Resources, Inc., 1/2 Warrants, Strike CAD 0.50, Expire 3/4/99(3,4)      CAD              45,914               3,499
Etruscan Enterprises, Ltd., Warrants, Strike CAD 7.50, Expire 4/21/98(3,4)        CAD              24,800              25,085
Farallon Resources, Ltd., Warrants, Strike CAD 6.25, Expire 8/30/97(3,4)          CAD              20,000              40,373
First Dynasty Mines, Ltd., Warrants, Strike CAD 5.00, Expire 9/13/97(3,4,7)       CAD             110,000                   0
Help At Home, Inc., Warrants, Strike $6.00, Expire 12/5/00(4)                                     333,000             249,750
InfoNow Corporation, 1/2 Warrants, Strike $1.40, Expire 5/20/98(3,4)                              214,286              52,323
NDU Resources, Ltd., 1/2 Warrants, Strike CAD 2.31, Expire 5/17/98(3,4)           CAD              75,000               1,766
PT Apac Centertex Corporation, Warrants, Strike IDR 1000, Expire 7/14/01(4)       IDR             150,000              10,796
Solomon Resources, Ltd., 1/2 Warrants, Strike CAD 1.05, Expire 1/3/98(3,4)        CAD              75,000               3,633
-----------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 1.6% (Cost $1,192,145)                                                                               387,225


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 95.6% (Cost $25,752,167)                                                                       24,278,300
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      537
Repurchase Agreement
     State Street Bank and Trust Company, 5.50%, dated 6/30/97, due 7/1/97, maturity value $1,126,172 (collateralized by $1,145,000 par value
     U.S. Treasury Notes, 6.375%, due 4/30/99)                                                                      1,126,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 4.4%                                                                              1,126,537
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET - 0.0%                                                                                                  145
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS -100.0%                                                                                         $ 25,404,982
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


(1)  Income-producing security.

(2) Foreign-denominated security; AUD-Australian Dollar, CAD-Canadian Dollar, GBP-British Pound, HKD-Hong Kong Dollar, IDR-Indonesian Rupiah, PKR-Pakistani Rupee, SGD-Singapore Dollar.

(3)  Fair-value security. See 1.a. in Notes to Financial Statements.

(4)  See 4.d. in Notes to Financial Statements.

(5) These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.

(6)  Shares registered for foreign investors.

(7)  Restricted security. See 4.c. in Notes to Financial Statements.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                   ROBERTSON, STEPHENS & COMPANY

STATEMENT OF ASSETS AND LIABILITIES


JUNE 30, 1997 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $25,752,167)                                                                        $ 24,278,300
Cash and cash equivalents                                                                                           1,126,537
Receivable for investments sold                                                                                       470,010
Receivable for fund shares subscribed                                                                                  53,010
Dividends/interest receivable                                                                                          31,487
Organization cost                                                                                                      13,809
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                       25,973,153

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                     305,280
Payable for fund shares redeemed                                                                                      132,769
Accrued expenses                                                                                                      112,498
Payable to adviser                                                                                                     17,593
Payable to distributor                                                                                                     31
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                     568,171

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                 $ 25,404,982
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                    25,117,733
Accumulated undistributed net investment loss                                                                        (143,417)
Accumulated net realized gain from investments                                                                      1,904,602
Net unrealized depreciation on investments                                                                         (1,473,936)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                 $ 25,404,982
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:
     Net Asset Value, offering, and redemption price per share - Class A Shares                                  $      13.27
     (Net assets of  $25,355,476 applicable to 1,910,813 shares of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------
     Net Asset Value, offering, and redemption price per share - Class C Shares                                  $      13.25
     (Net assets of  $49,506 applicable to 3,735 shares of beneficial interest outstanding with no par value)1
-----------------------------------------------------------------------------------------------------------------------------

(1) Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE GLOBAL LOW-PRICED STOCK FUND SECOND-QUARTER REPORT


STATEMENT OF OPERATIONS



FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                         $    127,076
Dividends                                                                                                              31,621
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                               158,697


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                              154,901
Administrative services fees                                                                                           38,725
Distribution fees - Class A Shares                                                                                     38,712
Custodian fees                                                                                                         34,196
Transfer agent fees                                                                                                    29,588
Professional fees                                                                                                      21,720
Shareholder reports                                                                                                    18,100
Registration and filing fees                                                                                           17,123
Trustees' fees and expenses                                                                                            11,041
Organization expense                                                                                                    1,904
Insurance                                                                                                                 200
Distribution fees - Class C Shares                                                                                         41
Shareholder servicing fees - Class C Shares                                                                                14
-----------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                                                                        366,265
Less: Expense waiver by adviser                                                                                       (64,151)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                   302,114


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                  (143,417)
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                                    1,686,915
Net change in unrealized depreciation on investments                                                               (2,366,814)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED DEPRECIATION ON INVESTMENTS                                                   (679,899)


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                             $   (823,316)
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                   ROBERTSON, STEPHENS & COMPANY


STATEMENT OF CHANGES IN NET ASSETS



                                                                                              FOR THE SIX             FOR THE
                                                                                             MONTHS ENDED          YEAR ENDED
                                                                                 JUNE 30, 1997 (UNAUDITED)  DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                          $   (143,417)       $   (131,605)
Net realized gain on investments                                                                1,686,915             349,292
Net change in unrealized (depreciation)/appreciation on investments                            (2,366,814)            872,069
-----------------------------------------------------------------------------------------------------------------------------
NET (DECREASE)/INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  (823,316)          1,089,756


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income - Class A Shares                                                                  -              (2,077)
Net investment income - Class C Shares(1)                                                               -                   -
Realized gain on investments - Class A Shares                                                           -                   -
Realized gain on investments - Class C Shares(1)                                                        -                   -
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                     -              (2,077)


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net (decrease)/increase in net assets resulting from capital share transactions                (5,212,383)         28,709,614
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                               (5,212,383)         28,709,614


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL (DECREASE)/INCREASE IN NET ASSETS                                                        (6,035,699)         29,797,293
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             1,440,681           1,643,388
End of period                                                                                $ 25,404,982        $ 31,440,681
-----------------------------------------------------------------------------------------------------------------------------


(1)  Class C shares were first sold on May 20, 1997.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE GLOBAL LOW-PRICED STOCK FUND SECOND-QUARTER REPORT


FINANCIAL HIGHLIGHTS - CLASS A SHARES



                                                                          FOR THE SIX             FOR THE             FOR THE
FOR A SHARE OUTSTANDING                                                  MONTHS ENDED          YEAR ENDED        PERIOD ENDED
THROUGHOUT EACH PERIOD:                                      JUNE 30, 1997 (UNAUDITED)           12/31/96           12/31/951
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $      13.52        $      10.45        $      10.00
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net investment (loss)/income                                                    (0.06)              (0.09)               0.03
Net realized (loss)/gain and unrealized
     (depreciation)/appreciation on investments                                 (0.19)               3.17                0.42
-----------------------------------------------------------------------------------------------------------------------------
NET (DECREASE)/INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 (0.25)               3.08                0.45


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                            -               (0.01)                  -
Distributions from realized gain on investments                                     -                   -                   -
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $      13.27        $      13.52        $      10.45
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    (1.85)%             29.39%               4.50%
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period (000s)                                         $     25,355        $     31,441        $      1,643
Ratio of Expenses to Average Net Assets                                          1.95%              21.94%              21.91%(2)
Ratio of Net Investment (Loss)/Income to Average Net Assets                     (0.93)%(2)          (0.67)%             22.06%(2)
Portfolio Turnover Rate                                                            34%                 66%                  0%
Average Commission Rate Paid(3)                                          $     0.0119        $     0.0134                   -
-----------------------------------------------------------------------------------------------------------------------------



(1)  Class A shares were first issued on November 15, 1995.

(2) If the Fund had paid all of its expenses and there had been no reimbursement from the Adviser for the six months ended June 30, 1997, for the year ended December 31, 1996, and for the period from November 15, 1995 (Commencement of Operations) to December 31, 1995, total return would have been (2.07)%, 28.43%, and 4.10%, respectively, the ratio of expenses to average net assets would have been 2.36%, 3.14%, and 9.04%, respectively, and the ratio of net investment loss to average net assets would have been (1.34)%, (1.87)%, and (5.07)%, respectively.

(3) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Ratios, except for total return and portfolio turnover rate, have been annualized.

     Per-share data with respect to Class A shares for each period has been determined by using the average number of Class Ashares outstanding throughout each period. Distributions reflect actual per-share amounts distributed for the year.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                   ROBERTSON, STEPHENS & COMPANY


FINANCIAL HIGHLIGHTS - CLASS C SHARES



                                                                                                                      FOR THE
FOR A SHARE OUTSTANDING                                                                                          PERIOD ENDED
THROUGHOUT THE PERIOD:                                                                                  6/30/97(1) (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                             $      13.45
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                     (0.03)
Net realized loss and and unrealized depreciation on investments                                                        (0.17)
-----------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting From Operations                                                                    (0.20)


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                                   --
Distributions from realized gain on investments                                                                            --
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                   $      13.25
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                            (1.49)%
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period (000s)                                                                                 $         50
Ratio of Expenses to Average Net Assets                                                                                  2.70%(2)
Ratio of Net Investment Loss to Average Net Assets                                                                      (1.68)%(2)
Portfolio Turnover Rate                                                                                                    34%
Average Commission Rate Paid(3)                                                                                  $     0.0119
-----------------------------------------------------------------------------------------------------------------------------



(1)  Class C shares were first sold on May 20, 1997.

(2) If the Fund had paid all of its expenses and there had been no reimbursement from the Adviser for the period from April 1, 1997 (Commencement of Offering) through June 30, 1997, total return would have been (1.56)%, the ratio of expenses to average net assets would have been 3.90%, and the ratio of net investment loss to average net assets would have been (2.88)%.

(3) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Ratios, except for total return and portfolio turnover rate, have been annualized.

     Total returns do not include the 1% contingent deferred sales charge.

     Per-share data with respect to Class C shares for each period has been determined by using the average number of Class C shares outstanding throughout the period. Distributions reflect actual per-share amounts distributed for the year.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE GLOBAL LOW-PRICED STOCK FUND SECOND-QUARTER REPORT


NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens Global Low-Priced Stock Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on July 12, 1995. The Trust offers twelve series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, The Robertson Stephens MicroCap Growth Fund and The Robertson Stephens Global Value Fund. The assets for each series are segregated and accounted for separately.

The Trustees have authorized the issuance of two classes of shares of beneficial interest of the Fund, designated as Class A and C, respectively. The shares of each class represent an interest in the same portfolio of investments of the Fund. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class may bear expenses unique to that class (including, but not limited to, distribution expenses applicable to such class). Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund was liquidated. In addition, the Board of Trustees declares separate distributions of each class of shares. Each class votes as a class only with respect to its own distribution plan or other matters for which a class vote is required by law or determined by the Board of Trustees. Class C shares were first sold by the Fund on May 20, 1997. Class C shares are subject to a 1% contingent deferred sales charge if those shares are redeemed within one year of purchase.


NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.


The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                                   ROBERTSON, STEPHENS & COMPANY


a. INVESTMENT VALUATIONS:
Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At June 30, 1997, 97.0% of the Fund's positions and were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At June 30, 1997, 3.0% of the Fund's positions were valued using these guidelines and procedures.

As its normal course of business, the Fund has invested a significant portion of its assets in companies concentrated within a number of industries involving energy/energy services and closed end funds. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.


b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.


c. FEDERAL INCOME TAXES:
The Fund intends to comply with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax will be made.


d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

THE GLOBAL LOW-PRICED STOCK FUND SECOND-QUARTER REPORT

e. FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investments securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange in effect on the dates of the respective transactions.


The fund does not isolate the portion of the fluctuations on investments resulting in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.


f. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.


g. DISTRIBUTIONS TO SHAREHOLDERS:
Dividends to shareholders are recorded on the ex-dividend date.


h. CLASS ALLOCATIONS:
Income, common expenses, and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Transfer agent expenses, distribution/shareholder service fees, and any other class specific expenses, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate applicable to each class.


i. CAPITAL ACCOUNTS:
Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.


NOTE 2    CAPITAL SHARES:


a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value divided into two classes designated Class A and Class C. Transactions in capital shares for Class A for the six months ended June 30, 1997, and for the year ended December 31, 1996, and for Class C shares for the period from May 20, 1997 (Commencement of Operations) to June 30, 1997, were as follows:

Class A

1/1/97 - 6/30/97                                 SHARES              AMOUNT
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Shares sold                                   1,237,241        $ 16,973,501
Shares reinvested                                     -                   -
---------------------------------------------------------------------------
                                              1,237,241          16,973,501

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Shares redeemed                              (1,652,225)        (22,235,895)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net decrease                                   (414,984)       $ (5,262,394)
---------------------------------------------------------------------------


1/1/96 - 12/31/96                                SHARES              AMOUNT
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Shares sold                                   4,496,553        $ 59,273,573
Shares reinvested                                   150               2,030
---------------------------------------------------------------------------
                                              4,496,703          59,275,603


---------------------------------------------------------------------------
---------------------------------------------------------------------------
Shares redeemed                              (2,328,173)        (30,565,989)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net increase                                  2,168,530        $ 28,709,614
---------------------------------------------------------------------------

                                                   ROBERTSON, STEPHENS & COMPANY


Class C

5/20/97* - 6/30/97                               SHARES              AMOUNT
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Shares sold                                       3,735        $     50,011
Shares reinvested                                     -                   -
---------------------------------------------------------------------------
                                                  3,735              50,011

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Shares redeemed                                       -                   -
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net increase                                      3,735        $     50,011
---------------------------------------------------------------------------


*Class C shares were first sold on May 20, 1997.



NOTE 3    TRANSACTIONS WITH AFFILIATES:


a. ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson Stephens Investment Management, L.P. ("RSIM"), an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the six months ended June 30, 1997, the Fund incurred investment advisory fees and administrative fees of $154,901 and $38,725, respectively. RSIM has voluntarily agreed to waive any annual operating expenses, excluding class-specific expenses, of the Fund's Class A shares and Class C shares exceeding an annual expense ratio of 1.95%. For the six months ended June 30, 1997, and for the period from May 20, 1997, (Commencement of Operations) through June 30, 1997, the Adviser agreed to waive fees and other expenses of $25,416 for Class A shares and $23 for Class C shares, respectively.


RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund during the six months ended June 30, 1997.


b. COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $11,041 for the six months ended June 30, 1997.


c. DISTRIBUTION FEES:

The Fund has entered into agreements with Robertson, Stephens & Company LLC ("RS & Co.") for distribution services with respect to its Class A and Class C shares and has adopted Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act, where continuance is reviewed annually by the Fund's Board of Trustees. Under these Plans, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's Class A and Class C shares. The distribution fees for Class A and Class C shares are calculated at an

THE GLOBAL LOW-PRICED STOCK FUND SECOND-QUARTER REPORT annual rate of 0.25% and 0.75%, respectively, based on the average daily net assets attributed to each class of shares, although the Class C Plan contemplates payments at a rate of up to 1% of the Fund's average net assets. For the six months ended June 30, 1997, for Class A, and for the period from May 20, 1997 (Commencement of Operations) through June 30, 1997, for Class C, the Fund incurred distribution fees of $38,712 and $41, respectively. For this same period, RS & Co. agreed to waive distribution fees for Class A of $38,712.


d. SHAREHOLDER SERVICING FEE:

The Trust has adopted a Shareholder Servicing Plan for the Class C shares of each fund. Under the Plan, each fund pays fees to RS & Co. at an annual rate of up to 0.25% of the fund's average daily net assets of the Class C shares. The Plan contemplates that financial institutions will enter into shareholder service agreements with RS & Co. to provide administrative support services to their customers who are fund shareholders. In return for providing these support services, a financial institution may receive payments from RS & Co. at a rate not exceeding 0.25% of the average daily net assets of the Class C shares of each fund for which the financial institution is the financial institution of record. For the period from May 20, 1997 (Commencement of Operations) through June 30, 1997, for Class C shares, the Fund incurred shareholder servicing fees of $14.


e. BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the six months ended June 30, 1997, the Fund paid brokerage commissions of $5 to RS & Co., which represented 0.01% of total commissions paid during this period.



NOTE 4    INVESTMENTS:


a. TAX BASIS OF INVESTMENTS:

At June 30, 1997, the cost of investments purchased for federal income tax purposes was $25,752,167. Accumulated net unrealized depreciation on investments, excluding the foreign currency fluctuation associated with other assets and liabilities, was $1,473,867, consisting of gross unrealized appreciation and depreciation of $5,021,217 and $6,495,084, respectively.


b. INVESTMENT PURCHASES AND SALES:

For the six months ended June 30, 1997, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $9,094,394 and $8,538,367, respectively.

                                                   ROBERTSON, STEPHENS & COMPANY


c. RESTRICTED SECURITIES:

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently reregistered and resold, the issuers would bear the expense of all registrations at no cost to the Fund. At June 30, 1997, the Fund held restricted securities with an aggregate value of $594,682, which represented 2.3% of the Fund's total assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in Note 1a, paragraphs 1 and 2.


                             SHARES           COST          VALUE    ACQUISITION
SECURITY                       (000)          (000)          (000)          DATE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Black Sea Energy, Ltd.          178           $270           $379        1/03/97
First Dynasty Mines, Ltd.       110            246             99       9/13/96-
                                                                         1/13/97
First Dynasty Mines, Ltd.
   Warrants                     110             64              0        9/13/96
U-Ship, Inc.                     87            150            117        4/29/97
--------------------------------------------------------------------------------
                                              $730           $595
--------------------------------------------------------------------------------



d. OPTIONS AND WARRANTS:

Options and warrants normally entitle the holder to purchase a proportionate amount of a particular class of the issuer's securities at a predetermined price during a specific period. Options and warrants for which market quotations were not readily available were priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock based on a number of factors. These factors include, but are not limited to, current price of the underlying stock, exercise price of the option or warrant, time to expiration, assumed riskless rate of interest, compounded rate of return on the stock, and standard deviation of the return on the stock. This valuation method is subject to frequent review and is in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees.


e. FOREIGN SECURITIES:

Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, revaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.



NOTE 5    MERGER:

On June 8, 1997, BankAmerica Corporation ("BankAmerica") entered into an Agreement and Plan of Merger with Robertson, Stephens & Company Group, L.L.C. and Robertson, Stephens & Company, Inc., pursuant to which each of those entities would be merged into a subsidiary of BankAmerica. Upon the consummation of those mergers (expected to occur as early as September 30, 1997), BankAmerica will become the owner of the entire beneficial interest in RSIM, L.P. and RSIM, Inc.

THE GLOBAL LOW-PRICED STOCK FUND SECOND-QUARTER REPORT


ADMINISTRATION

OFFICERS AND TRUSTEES

G. Randy Hecht, Trustee
  President, Chief Executive Officer

Leonard B. Auerbach, Trustee
  President and Chairman of Auerbach Associates, Inc.

John W. Glynn, Jr., Trustee
  Principal and Chairman of
  Glynn Capital Management

James K. Peterson, Trustee
  Former Director of the IBM Retirement Funds

John P. Rohal, Trustee
  Managing Director and Director of Research, Robertson, Stephens & Co.

Terry R. Otton
  Chief Financial Officer

Dana K. Welch
  Secretary

INVESTMENT ADVISER
Robertson, Stephens & Company
Investment Management, L.P.
555 California Street, Suite 2600
San Francisco, CA 94104

DISTRIBUTOR
Robertson, Stephens & Company LLC
555 California Street, Suite 2600
San Francisco, CA 94104
1-800-766-3863

TRANSFER AGENT AND DISBURSING AGENT
State Street Bank & Trust Company
c/o National Financial Data Services
Kansas City, MO
1-800-272-6944

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
San Francisco, CA

LEGAL COUNSEL
Ropes & Gray
Boston, MA

This report is submitted for the information of shareholders of The Robertson Stephens Global Low-Priced Stock Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Published August 29, 1997

THE ROBERTSON STEPHENS MUTUAL FUNDS


In addition to THE GLOBAL LOW-PRICED STOCK FUND, Robertson Stephens offers the following mutual funds:


THE CONTRARIAN FUND-TM-
A DEFENSIVE POSITION IN TODAY'S VOLATILE MARKET - Invests in attractively priced, growing companies worldwide that are out of favor or have not been discovered by institutional investors. Adheres to an independent, aggressive, and flexible investment strategy. Managed by Paul Stephens.


THE DEVELOPING COUNTRIES FUND
A PORTFOLIO OF GROWING COMPANIES IN EMERGING MARKETS - Invests primarily in publicly traded equities of developing countries, as well as in private placement emerging market equity securities. No load. Managed by Michael Hoffman.


THE DIVERSIFIED GROWTH FUND
FOCUSING ON SMALL- AND MID-CAP COMPANIES - Invests primarily in equity securities to create a portfolio broadly diversified over industries and companies. No load. Managed by John Wallace.


THE EMERGING GROWTH FUND
SEEKING TO INVEST IN AMERICA'S MOST DYNAMIC, GROWTH-ORIENTED INDUSTRIES - Invests primarily in common stocks of emerging growth companies (predominantly technology, specialty retailing, and health care) with above-average growth potential. No load. Managed by Jim Callinan.


THE GLOBAL NATURAL RESOURCES FUND
PRIMARILY FOCUSING ON ATTRACTIVE HARD ASSET COMPANIES - Invests in equities of companies engaged in the discovery, development, production, or distribution of natural resources, such as energy, metals, and forest products. No load. Managed by Andy Pilara.


THE GLOBAL VALUE FUND
APPLYING A CASH FLOW VALUE METHODOLOGY WORLDWIDE - Uses a methodology that combines traditional Graham & Dodd balance sheet analysis and cash flow analysis. No load. Managed by Andy Pilara.


THE GROWTH & INCOME FUND
SEEKING HIGH GROWTH WHILE ATTEMPTING TO MANAGE RISK - Invests primarily in small-and mid-cap company stocks, as well as convertible bonds and preferred stocks. No load. Managed by John Wallace.


THE INFORMATION AGE FUND-TM-
FOCUSING ON INVESTMENTS IN THE INFORMATION TECHNOLOGY SECTOR -
Invests in a wide range of technology companies with strong fundamentals, market advantage, and growth potential, including computer hardware and software, telecommunications, and multimedia. No load. Managed by Ron Elijah.


THE MICROCAP GROWTH FUND
FOCUSING ON COMPANIES WITH MARKET CAPS OF LESS THAN $250 MILLION - Invests primarily in "micro-cap" companies with the potential for long-term capital appreciation. No load. Managed by David Evans.


THE PARTNERS FUND
A SMALL-CAP FUND USING A VALUE METHODOLOGY - This methodology combines traditional Graham & Dodd balance sheet analysis and cash flow analysis. No load. Managed by Andy Pilara.


THE VALUE + GROWTH FUND
A GROWTH FUND FOR THE LONG-TERM INVESTOR - Invests primarily in growth companies with favorable price/earnings ratios in sectors with the potential for above-average growth. No load. Managed by Ron Elijah.



Please read the prospectus to learn about the Funds' objectives, investment policies, and the special risks associated with The Robertson Stephens Mutual Funds, including international investing, investing in smaller companies, investing in a more limited number of issuers and sectors or a particular sector, short selling, using options and futures, and investing in high-yielding, lower-quality debt securities.

ROBERTSON STEPHENS & COMPANY


BRINGING THE FUND MANAGER TO YOU

555 California Street, Suite 2600
San Francisco, California 94104

FUND NEWS & INFORMATION


ROBERTSON STEPHENS INVESTOR SERVICES

-    Knowledgeable mutual fund representatives.

-    Automated access to daily net asset values.

-    Portfolio Manager Hotline, 24 hours a day.

1-800-766-3863


ROBERTSON STEPHENS
MUTUAL FUND E-MAIL

funds@rsco.com


[LOGO]


ROBERTSON STEPHENS
ON THE WEB

http://www.rsim.com


ROBERTSON STEPHENS
ACCOUNTLINK

-    Automated account information, 24 hours a day.

1-800-624-8025


FUND LISTINGS

The Fund is listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY, and most local newspapers as LowPrc under the heading Robertson Stephens. Its computer quotation symbol is RSLPX.


The views expressed in this report were those of the Fund's portfolio manager as of the date specified, and may not reflect the views of the portfolio manager on the date they are first published or at any other time thereafter. RSIM and its affiliates may buy or sell investments at any time for the Fund, their other clients or for their own accounts, and may not necessarily do so in a manner consistent with the views expressed in this report. The prices at which they buy or sell investments may be affected favorably by the contents of this report or the timing of its publication. THE VIEWS EXPRESSED IN THIS REPORT ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.